Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expenses the Statutory Tax Rate - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expenses the Statutory Tax Rate [Abstract]
Net income (loss) before tax	$ (186,839)	$ 19,550,448	$ (1,922,260)	$ 9,889,155		$ (186,839)
Provision for income taxes at Vietnam statutory income tax rate (20%)				1,997,831		(37,368)
Effect of non-deductible expenses(a)	29,844			99,413	[1]	29,844	[1]
Effect of preferential income taxes				(2,077,244)		7,524
Effective income tax expenses

[1]	For the year ended December 31, 2023, the effect of non-deductible expenses of $99,413 arose from other non-deductible expenses. For the period from its inception on November 8, 2022 through December 31, 2022, the effect of non-deductible expenses of $29,844 was comprised of non-deductible payroll expenses of $19,824 and other non-deductible expenses of $10,020, respectively. For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the tax saving as the result of the favorable tax rate amounted to $2,077,244 and $nil, respectively, and per share effect of the favorable tax rate were $0.05 and $nil.